LONG-TERM LOANS (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Loans Payable to Bank		$ 34,662	$ 23,495
Less: current portion		(14,111)	(8,517)
Long-term bank loans		20,551	14,978
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[1]	8,996	17,065
USD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[2]	4,794	4,663
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[3]	936	1,713
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[4]	364	54
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[5]	$ 19,572	$ 0

[1]	The RMB denominated loan is repayable in three installments with the last installment due on March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $37,986 and $35,091 as of June 30, 2014 and 2015, respectively.
[2]	The two USD denominated loans are both repayable in one installment by July 31, 2016 and September 29, 2019 respectively. For the fiscal year ended June 30, 2015, the effective interest rates ranged from 2.1% to 3.03%. The borrowings are secured by restricted cash amounting to $5,103 and $5,136 as of June 30, 2014 and 2015 respectively.
[3]	The MYR denominated loans are repayable in two to forty six installments with the last installment due on March 25, 2019. For the year ended June 30, 2015, the effective interest rates ranged from 2.30% to 6.85% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $3,465 and $1,258 as of June 30, 2014 and 2015, respectively.
[4]	The SGD denominated loans are repayable in ten to sixty four installments with the last installment due on March 13, 2023. For the year ended June 30, 2015, the effective interest rates ranged from 2.28% to 7.15% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $181 and $840 as of June 30, 2014 and 2015 respectively.
[5]	On May 30, 2014, the Company entered into a convertible bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible bond has a five year term and was drawn down on August 30, 2014 and would be repayable in full on August 29, 2019.